Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 753.1	€ 327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	€ 753.2	€ 327.6	€ 393.8	€ 219.2